Note F - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Inventories	$ 1,664,000	$ 1,030,000	$ 1,688,000
Accrued liabilities	2,450,000	2,538,000	2,341,000
Postretirement health benefits obligation	7,547,000	7,602,000	$ 6,545,000
Pension	$ 3,443,000	1,649,000
Deferred revenue		1,267,000
Other	$ 292,000	550,000	$ 101,000
Total deferred tax assets	15,396,000	14,636,000	10,675,000
Valuation allowance	(277,000)	(336,000)	(162,000)
Net deferred tax assets	15,119,000	14,300,000	10,513,000
Deferred tax liabilities:
Depreciation and amortization	$ (18,059,000)	$ (17,711,000)	(16,858,000)
Pension			(1,634,000)
Total deferred tax liabilities	$ (18,059,000)	$ (17,711,000)	(18,492,000)
Net deferred tax liabilities	$ (2,940,000)	$ (3,411,000)	$ (7,979,000)